Average Annual Total Returns{- Fidelity Asset Manager 70%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 70%	Fidelity Asset Manager 70% Return Before Taxes Past 1 year	Fidelity Asset Manager 70% Return Before Taxes Past 5 years	Fidelity Asset Manager 70% Return Before Taxes Past 10 years	Fidelity Asset Manager 70% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 70% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 70% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 70% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 70% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 70% After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0022 Past 1 year	F0022 Past 5 years	F0022 Past 10 years
Total	22.83%	7.47%	8.75%	21.30%	6.22%	7.68%	14.46%	5.58%	6.85%	31.49%	11.70%	13.56%	21.86%	7.81%	8.96%